Schedule II - Valuation and Qualifying Accounts (Details) - Valuation Allowance of Deferred Tax Assets [Member] - USD ($)		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Balance at Beginning Of Period		$ 27,131,034	$ 26,021,943	$ 25,002,881
Additions Charged to Costs and Expenses		1,200,725	1,109,091	1,019,062
Additions Charged to Other Accounts		0	0	0
Deductions	[1]	0	0	0
Balance at End Of Period		$ 28,331,759	$ 27,131,034	$ 26,021,943

[1]	Deductions represent the effect of expiring NOL carryforwards from prior year.